Investments - Summary of Long -Term Investments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 35,257	$ 18,278
Bottom of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.00006	0.00006
Top of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.132	0.0445
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 14,777	$ 9,076
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (b)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	9,463	0
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (c)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 4,427	0
Ownership interest on long-term investments (in percent)	0.132
Patria Infra Energia Core FIP EM Infraestrutura
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 4,184	5,085
Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	0	1,765
Patria Brazil Real Estate Fund II, L.P. (d)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	247	768
PBPE Fund III (Ontario), L.P. (d)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	15	28
Other investments
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 2,144	$ 1,556